Note 7 - Risk Management - Breakdown of Loans and Advances , impaired and accumulated impairment by sectors (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General Governement [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 128	€ 171	€ 295
General Governement [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.40%	0.50%	0.80%
General Governement [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (84)	€ (111)	€ (52)
Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 10	€ 11	€ 10
Credit Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.10%	0.30%	0.00%
Credit Institutions [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (12)	€ (36)	€ (42)
Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 11	€ 12	€ 34
Other Financial Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.10%	0.10%	0.20%
Other Financial Institutions [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (22)	€ (26)	€ (82)
Non-financial corporations | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 8,372	€ 10,791	€ 13,786
Non-financial corporations | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.90%	6.30%	7.40%
Non-financial corporations | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (6,260)	€ (7,538)	€ (10,192)
Agriculture Forestry And Fishing [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 122	€ 166	€ 221
Agriculture Forestry And Fishing [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.30%	4.30%	5.10%
Agriculture Forestry And Fishing [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (107)	€ (123)	€ (188)
Mining And Quarrying [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 96	€ 177	€ 126
Mining And Quarrying [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.90%	3.70%	3.30%
Mining And Quarrying [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (70)	€ (123)	€ (83)
Manufacturing [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,695	€ 1,239	€ 1,569
Manufacturing [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.60%	3.60%	4.50%
Manufacturing [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,134)	€ (955)	€ (1,201)
Electricity Gas [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 585	€ 213	€ 569
Electricity Gas [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.20%	1.80%	3.20%
Electricity Gas [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (446)	€ (289)	€ (402)
Water Supply [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 19	€ 29	€ 29
Water Supply [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.80%	4.50%	3.50%
Water Supply [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (15)	€ (11)	€ (10)
Construction [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,488	€ 2,993	€ 5,358
Construction [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	12.50%	20.10%	26.30%
Construction [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,007)	€ (1,708)	€ (3,162)
Whole sale And Retail Trade [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,624	€ 1,706	€ 1,857
Whole sale And Retail Trade [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	6.30%	5.90%	6.20%
Whole sale And Retail Trade [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,259)	€ (1,230)	€ (1,418)
Transport And Storage [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 459	€ 441	€ 442
Transport And Storage [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.70%	4.20%	4.50%
Transport And Storage [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (374)	€ (353)	€ (501)
Accommodation And Food Service Activies [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 315	€ 362	€ 499
Accommodation And Food Service Activies [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.00%	4.30%	5.90%
Accommodation And Food Service Activies [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (204)	€ (222)	€ (273)
Information And Communication [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 113	€ 984	€ 112
Information And Communication [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	2.10%	17.00%	2.20%
Information And Communication [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (72)	€ (256)	€ (110)
Financial and Insurance Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 147
Financial and Insurance Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	2.10%
Financial and Insurance Activities [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (128)
Real Estate Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 834	€ 1,171	€ 1,441
Real Estate Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.80%	7.90%	8.70%
Real Estate Activities [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (624)	€ (1,100)	€ (1,074)
Professional Scientific And Tecnical Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 204	€ 252	€ 442
Professional Scientific And Tecnical Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.00%	3.80%	6.00%
Professional Scientific And Tecnical Activities [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (171)	€ (183)	€ (380)
Administrative And Support Service Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 128	€ 188	€ 182
Administrative And Support Service Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.00%	6.30%	7.30%
Administrative And Support Service Activities [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (125)	€ (130)	€ (107)
Public Administration And Defense [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 5	€ 4	€ 18
Public Administration And Defense [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.60%	1.90%	3.00%
Public Administration And Defense [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (7)	€ (6)	€ (25)
Education [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 31	€ 31	€ 58
Education [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.40%	3.40%	5.40%
Education [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (31)	€ (25)	€ (31)
Human Health Services and Social Work Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 63	€ 75	€ 89
Human Health Services and Social Work Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.40%	1.70%	1.80%
Human Health Services and Social Work Activities [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (63)	€ (68)	€ (88)
Arts Enterntainment And Recreation [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 59	€ 69	€ 84
Arts Enterntainment And Recreation [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.50%	4.60%	5.10%
Arts Enterntainment And Recreation [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (41)	€ (38)	€ (51)
Other Services [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 386	€ 690	€ 691
Other Services [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.90%	4.30%	4.20%
Other Services [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (382)	€ (716)	€ (1,088)
Households [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 7,838	€ 8,417	€ 8,801
Households [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.40%	4.70%	4.60%
Households [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (5,833)	€ (5,073)	€ (5,648)
Total [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 16,359	€ 19,401	€ 22,925
Total [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.10%	4.50%	5.00%
Total [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (12,211)	€ (12,784)	€ (16,016)